Income tax expense (Details) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effect of non- deductible expenses and other items:
Income taxes paid in foreign jurisdictions	399,546	426,421
Canada
Net income (loss) before income taxes	(4,942,015)	2,489,149	(3,584,601)
Canadian statutory income tax rate	25.00%	25.00%	26.50%
Income tax (recovery) at statutory income tax rate	(1,235,504)	622,287	(949,919)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	157,993	12,149	100,736
Revaluation of US$ Warrants	342,875
Non-capital losses expiring in the year			373,240
Foreign exchange adjustment	(131,771)	42,389	(42,965)
Tax rate reduction			48,066
Other	(4,428)	(2,148)	(2,715)
Effective Income Tax Rate Reconciliation, Nondeductible Expense	(870,835)	674,677	(473,557)
Change in valuation allowance	870,835	(674,677)	473,557
Income taxes paid in foreign jurisdictions	399,546	426,421
Current income tax expense	399,546	426,421